FINANCE LEASE LIABILITY (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
2024	$ 433,866
Thereafter	0
Total finance lease liability	433,866
Less: imputed interest payable	(14,525)
Finance lease liability	419,341	$ 472,996
Less: current portion	(419,341)	(53,655)
Finance lease liability, long-term portion	$ 0	$ 419,341